GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses
	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Salaries and related expenses	1,839	1,395	1,411
Share-based compensation, net	(299)	610	975
Professional services	833	414	354
Office rent and maintenance	163	161	144
Depreciation	10	10	9
Others	899	574	678
Total general and administrative	3,445	3,164	3,571